Disclosure of interests in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Natcore Technology, Inc. [Member]
Statement [Line Items]
Percentage Owned	100.00%	100.00%
Newcyte, Incorporated [Member]
Statement [Line Items]
Percentage Owned	100.00%	100.00%
Vanguard Solar, Inc. [Member]
Statement [Line Items]
Percentage Owned	100.00%	100.00%
Natcore Asia Technology, Limited [Member]
Statement [Line Items]
Percentage Owned	100.00%	100.00%